Stockholders' Equity (Deficit) - Schedule of Fair Value Inputs (Q3) (Details)	Sep. 30, 2024	Sep. 15, 2024	Mar. 04, 2024	Mar. 03, 2024	Jan. 12, 2024	Jan. 11, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrant term (years)	5 years		5 years		5 years		5 years
Placement Agent Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)		1 year 5 months 26 days
January Modified Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)			5 years	4 years 10 months 13 days
November Modified Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)					5 years	4 years 9 months 29 days
Common Class A | September Prefunded Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)		5 years 6 months
Common Class B | September Prefunded Warrants
Class of Warrant or Right [Line Items]
Warrant term (years)		1 year 6 months
Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input			0.95		0.975
Volatility | Placement Agent Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.975
Volatility | January Modified Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input			0.95	0.95
Volatility | November Modified Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input					0.975	0.975
Volatility | Common Class A | September Prefunded Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.975
Volatility | Common Class B | September Prefunded Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.975
Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.037		0.0433		0.0402		0.0405
Risk-free rate | Placement Agent Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.0379
Risk-free rate | January Modified Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input			0.0421	0.0422
Risk-free rate | November Modified Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input					0.0384	0.0385
Risk-free rate | Common Class A | September Prefunded Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.0346
Risk-free rate | Common Class B | September Prefunded Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input		0.0379
Dividend yield
Class of Warrant or Right [Line Items]
Warrants, measurement input	0		0		0		0
Dividend yield | Placement Agent Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input		0
Dividend yield | January Modified Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input			0	0
Dividend yield | November Modified Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input					0	0
Dividend yield | Common Class A | September Prefunded Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input		0
Dividend yield | Common Class B | September Prefunded Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input		0